Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy. We maintain a cyber-risk management program which is intended to assist in assessing, identifying, and managing material risks from cybersecurity threats to our data and information systems. This program is to ensure that cybersecurity considerations are included in decision-making processes throughout the Company.

Our approach consists of, among other things, cybersecurity threat and vulnerability prevention, detection, mitigation and remediation of potential cybersecurity risks. We employ cybersecurity intrusion detection systems and continuous monitoring, in order to help defend against unauthorized access. We also employ identity-based access controls and identity authentication requirements. Access to the Company’s data is monitored and controlled according to access control policies. Data protection and privacy practices, including data loss prevention, help to safeguard sensitive information. We have also outsourced significant elements of our information technology infrastructure; as a result, we manage independent vendor relationships with third parties who are responsible for maintaining significant elements of our information technology systems and infrastructure.

Our Board of Directors is responsible for oversight of our cyber-risk management program and management’s role is to assist the Board of Directors in identifying and considering material cybersecurity risks, ensure implementation of management and employee level cybersecurity practices and training and provide the Board of Directors with regular reports regarding any cybersecurity attacks or vulnerabilities.

As of the date of this Annual Report on Form 20-F, we have not experienced any significant cybersecurity attacks and, to date, the risks from cybersecurity threats have not materially affected, or are reasonably likely to materially affect, our business strategy, results of operations, or financial condition. For more information regarding the risks the Company faces from cybersecurity threats, see “Item 3D. Risk Factors––Risks Related to Our Business and Operations––We are increasingly dependent on information technology, and our systems and infrastructure face certain risks, including cybersecurity and data leakage risks.”

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors is responsible for oversight of our cyber-risk management program and management’s role is to assist the Board of Directors in identifying and considering material cybersecurity risks, ensure implementation of management and employee level cybersecurity practices and training and provide the Board of Directors with regular reports regarding any cybersecurity attacks or vulnerabilities.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this Annual Report on Form 20-F, we have not experienced any significant cybersecurity attacks and, to date, the risks from cybersecurity threats have not materially affected, or are reasonably likely to materially affect, our business strategy, results of operations, or financial condition
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Processes Integrated [Text Block]

Cybersecurity Risk Management and Strategy. We maintain a cyber-risk management program which is intended to assist in assessing, identifying, and managing material risks from cybersecurity threats to our data and information systems. This program is to ensure that cybersecurity considerations are included in decision-making processes throughout the Company.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	ensure implementation of management and employee level cybersecurity practices and training and provide the Board of Directors with regular reports regarding any cybersecurity attacks or vulnerabilities.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Board of Directors is responsible for oversight of our cyber-risk management program
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true